Income Taxes (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [abstract]
Current taxes on profit for the year	$ 38,603	$ 32,246
Changes in estimates related to prior years	215	385
Total current tax expense (income) and adjustments for current tax of prior periods	38,818	32,631
Origination and reversal of temporary differences and foreign exchange rate	(1,500)	(13,678)
Changes in estimates related to prior years	(396)	479
Effect of differences in tax rates	44	398
Effect of changes in tax rates	436	345
Deferred tax expense (income)	(1,416)	(12,456)
Total tax expense	$ 37,402	$ 20,175